Description of the Business and Going Concern and Management's Plans (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Description Of Business And Going Concern And Managements Plans
Net loss	$ (2,197,317)	$ (5,856,655)	$ (11,631,394)	$ (5,537,936)
Net cash used in operating activities	(1,285,551)	(1,848,565)	(3,621,172)	(1,528,971)
Working capital deficit			(15,403,609)
Stockholders' deficit	(15,693,947)	(13,935,396)	(15,356,099)	(9,880,827)	$ (6,911,600)
Cash and cash equivalents	$ 98,946	$ 154,205	$ 364,549	$ 730,184	$ 133,571